Fees Summary	Jan. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 138,431,250.00
Previously Paid Amount	9,529.16
Total Fee Amount	19,117.88
Total Offset Amount	0.00
Net Fee	$ 9,588.72